Vanguard® Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (5.6%)
	International Flavors & Fragrances Inc.	2,041,687	273,014
	Nucor Corp.	2,407,518	237,116
	Albemarle Corp.	958,691	209,925
	International Paper Co.	3,203,741	179,153
	Avery Dennison Corp.	679,431	140,785
	Celanese Corp.	910,857	137,212
	Eastman Chemical Co.	1,113,084	112,132
	LyondellBasell Industries NV Class A	1,096,841	102,939
	CF Industries Holdings Inc.	881,411	49,200
	FMC Corp.	527,375	48,286
	Westlake Chemical Corp.	131,369	11,973
			1,501,735
Consumer Discretionary (15.5%)
*	Delta Air Lines Inc.	5,245,418	223,507
	DR Horton Inc.	2,642,668	221,905
	Lennar Corp. Class A	2,252,404	211,005
	Garmin Ltd.	1,261,230	196,071
	Best Buy Co. Inc.	1,847,909	195,342
	ViacomCBS Inc. Class B	4,726,896	186,760
*	Dollar Tree Inc.	1,843,680	176,477
*	CarMax Inc.	1,335,643	170,909
*	Carnival Corp.	6,785,448	169,704
	Darden Restaurants Inc.	1,068,307	161,816
*,1	AMC Entertainment Holdings Inc. Class A	4,207,969	160,155
*	AutoZone Inc.	88,304	149,939
	Genuine Parts Co.	1,173,974	142,321
	Omnicom Group Inc.	1,757,880	127,376
*	United Airlines Holdings Inc.	2,652,794	126,193
*	Southwest Airlines Co.	2,424,919	124,714
	Advance Auto Parts Inc.	516,447	107,881
	Whirlpool Corp.	514,010	104,786
	Fox Corp. Class A	2,590,384	103,900
	Hasbro Inc.	1,072,264	95,667
	PulteGroup Inc.	2,021,162	92,812
	News Corp. Class A	3,790,304	89,186
	BorgWarner Inc.	1,965,784	84,942
*	Royal Caribbean Cruises Ltd.	887,410	78,935
	MGM Resorts International	1,679,103	72,453
	Bath & Body Works Inc.	1,031,018	64,985
*	Discovery Inc. Class C	2,571,103	62,401
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,304,261	61,913

		Shares	Market Value ($000)
	Interpublic Group of Cos. Inc.	1,613,494	59,167
*	American Airlines Group Inc.	2,654,299	54,466
	Fox Corp. Class B	1,305,440	48,458
*,1	GameStop Corp. Class A	267,554	46,948
	Lear Corp.	244,812	38,308
	Aramark	1,046,068	34,374
*,1	Discovery Inc. Class A	1,317,092	33,428
*	Liberty Media Corp.-Liberty SiriusXM Class A	646,172	30,480
	Lennar Corp. Class B	122,627	9,515
	News Corp. Class B	378,120	8,784
	ViacomCBS Inc. Class A	74,974	3,154
*,1	Endeavor Group Holdings Inc. Class A	4,229	121
*	Hilton Worldwide Holdings Inc.	39	5
			4,131,263
Consumer Staples (6.3%)
	Corteva Inc.	6,020,344	253,336
	Tyson Foods Inc. Class A	2,416,695	190,774
	Clorox Co.	1,006,726	166,724
	AmerisourceBergen Corp.	1,192,301	142,420
	Archer-Daniels-Midland Co.	2,292,666	137,583
	Kellogg Co.	2,095,582	133,950
	Conagra Brands Inc.	3,937,460	133,362
	McKesson Corp.	633,959	126,399
	Kroger Co.	2,756,377	111,440
	J M Smucker Co.	843,868	101,289
	Hormel Foods Corp.	2,221,848	91,096
	Campbell Soup Co.	1,614,927	67,520
	Molson Coors Beverage Co. Class B	739,747	34,309
*	Olaplex Holdings Inc.	33,676	825
			1,691,027
Energy (5.9%)
	Valero Energy Corp.	3,351,291	236,501
	Occidental Petroleum Corp.	7,271,571	215,093
	ONEOK Inc.	3,653,249	211,852
	Hess Corp.	2,284,680	178,456
	Marathon Petroleum Corp.	2,615,818	161,684
	Baker Hughes Co.	6,451,837	159,554
	Halliburton Co.	6,934,768	149,930
	Williams Cos. Inc.	4,979,577	129,170
	Phillips 66	1,795,179	125,716
			1,567,956
Financials (18.1%)
	Discover Financial Services	2,454,820	301,575
	Arthur J Gallagher & Co.	1,694,739	251,923
	Ameriprise Financial Inc.	932,424	246,272
	Willis Towers Watson plc	1,057,796	245,895
	State Street Corp.	2,844,232	240,963
	Fifth Third Bancorp	5,662,013	240,296
	Hartford Financial Services Group Inc.	2,845,948	199,928
	American International Group Inc.	3,505,194	192,400
	Huntington Bancshares Inc.	12,103,929	187,127
	Nasdaq Inc.	959,429	185,189
	Northern Trust Corp.	1,622,881	174,963
	KeyCorp	7,839,817	169,497
	Regions Financial Corp.	7,824,851	166,748
	Citizens Financial Group Inc.	3,492,863	164,095
	M&T Bank Corp.	1,054,823	157,527

		Shares	Market Value ($000)
	Ally Financial Inc.	2,955,456	150,876
	Cincinnati Financial Corp.	1,255,197	143,369
	Principal Financial Group Inc.	2,200,145	141,689
	Raymond James Financial Inc.	1,518,297	140,108
*	Arch Capital Group Ltd.	3,084,169	117,754
	Cboe Global Markets Inc.	874,027	108,257
	Fidelity National Financial Inc.	2,221,963	100,744
	Equitable Holdings Inc.	3,380,122	100,187
	Annaly Capital Management Inc.	11,838,858	99,683
	Loews Corp.	1,792,764	96,684
	Everest Re Group Ltd.	326,886	81,976
	W R Berkley Corp.	1,091,573	79,881
	Franklin Resources Inc.	2,473,598	73,515
*	Markel Corp.	56,265	67,244
	Globe Life Inc.	750,584	66,824
	Lincoln National Corp.	731,600	50,298
*,1	Lucid Group Inc.	1,658,161	42,084
*	Alleghany Corp.	54,002	33,719
[1]	UWM Holdings Corp.	662,073	4,601
	KKR & Co. Inc.	63	4
	AGNC Investment Corp.	2	—
			4,823,895
Health Care (5.3%)
*	Laboratory Corp. of America Holdings	790,208	222,396
*	Hologic Inc.	2,077,926	153,372
	Quest Diagnostics Inc.	1,001,532	145,533
	Viatris Inc.	9,913,096	134,322
	Cardinal Health Inc.	2,380,860	117,757
*	Elanco Animal Health Inc.	3,683,636	117,471
	DENTSPLY SIRONA Inc.	1,791,620	104,004
	Royalty Pharma plc Class A	2,800,349	101,205
*	Henry Schein Inc.	1,145,195	87,218
	STERIS plc	408,917	83,534
	Universal Health Services Inc. Class B	590,923	81,766
*	DaVita Inc.	515,544	59,937
*	agilon health Inc.	320,735	8,406
			1,416,921
Industrials (12.2%)
	Carrier Global Corp.	7,112,897	368,164
*	Keysight Technologies Inc.	1,508,334	247,804
	Synchrony Financial	4,669,961	228,268
*	United Rentals Inc.	593,419	208,249
	Fortive Corp.	2,790,940	196,957
	Dover Corp.	1,180,086	183,503
*	Ingersoll Rand Inc.	3,272,030	164,943
	Otis Worldwide Corp.	1,749,185	143,923
	WW Grainger Inc.	362,838	142,617
	Jacobs Engineering Group Inc.	1,068,248	141,575
	Rockwell Automation Inc.	475,546	139,830
	Textron Inc.	1,837,392	128,268
	Ball Corp.	1,338,628	120,436
	PACCAR Inc.	1,422,926	112,297
	Westrock Co.	2,188,815	109,069
	Crown Holdings Inc.	1,076,876	108,528
	Packaging Corp. of America	778,695	107,024
	CH Robinson Worldwide Inc.	1,079,711	93,935
	Snap-on Inc.	442,423	92,444

		Shares	Market Value ($000)
	Western Union Co.	3,331,381	67,360
	Fortune Brands Home & Security Inc.	565,021	50,524
	Hubbell Inc. Class B	222,831	40,259
*	Mohawk Industries Inc.	226,297	40,145
*	XPO Logistics Inc.	399,312	31,777
			3,267,899
Real Estate (12.0%)
	Welltower Inc.	3,463,903	285,426
*	CBRE Group Inc. Class A	2,614,585	254,556
	AvalonBay Communities Inc.	1,144,486	253,664
	Equity Residential	2,916,092	235,970
	Weyerhaeuser Co.	6,146,317	218,624
	Ventas Inc.	3,225,436	178,076
	Mid-America Apartment Communities Inc.	951,055	177,610
	Simon Property Group Inc.	1,346,881	175,054
	Essex Property Trust Inc.	533,120	170,460
	Duke Realty Corp.	3,101,503	148,469
	Healthpeak Properties Inc.	4,418,176	147,921
	UDR Inc.	2,433,442	128,924
	Boston Properties Inc.	1,152,181	124,839
	Camden Property Trust	824,463	121,584
	Alexandria Real Estate Equities Inc.	624,488	119,321
	WP Carey Inc.	1,552,997	113,431
	Realty Income Corp.	1,595,949	103,513
	Iron Mountain Inc.	2,372,828	103,099
*	Host Hotels & Resorts Inc.	2,925,767	47,778
	Regency Centers Corp.	696,145	46,871
	VEREIT Inc.	939,074	42,474
			3,197,664
Technology (5.8%)
	Corning Inc.	6,300,754	229,914
	CDW Corp.	1,127,118	205,158
	NetApp Inc.	1,836,372	164,833
	Hewlett Packard Enterprise Co.	10,705,449	152,553
*	Qorvo Inc.	911,096	152,326
	Seagate Technology Holdings plc	1,679,181	138,566
*	Western Digital Corp.	2,386,536	134,696
	NortonLifeLock Inc.	4,529,875	114,606
*,1	UiPath Inc. Class A	1,922,403	101,138
	Leidos Holdings Inc.	580,101	55,765
	Citrix Systems Inc.	509,087	54,661
*	F5 Networks Inc.	247,145	49,127
*	Toast Inc. Class A	844	42
			1,553,385
Telecommunications (2.1%)
	Motorola Solutions Inc.	1,388,024	322,466
	Lumen Technologies Inc.	9,060,163	112,255
*	DISH Network Corp. Class A	2,017,196	87,667
	Juniper Networks Inc.	1,332,376	36,667
*	Liberty Broadband Corp. Class A	93	16
*	Liberty Broadband Corp. Class C	67	12
			559,083
Utilities (10.7%)
	American Water Works Co. Inc.	1,487,750	251,489
	Eversource Energy	2,816,943	230,313
	WEC Energy Group Inc.	2,585,585	228,049
	PPL Corp.	6,308,546	175,882

			Shares	Market Value ($000)
		Edison International	3,112,577	172,655
		Ameren Corp.	2,093,587	169,581
		Entergy Corp.	1,647,309	163,594
		DTE Energy Co.	1,429,392	159,677
		FirstEnergy Corp.	4,460,970	158,900
*		PG&E Corp.	16,152,380	155,063
		Consolidated Edison Inc.	2,096,644	152,195
		CMS Energy Corp.	2,374,425	141,825
		CenterPoint Energy Inc.	5,053,286	124,311
		AES Corp.	5,189,321	118,472
		Evergy Inc.	1,860,791	115,741
		Alliant Energy Corp.	2,051,454	114,840
		NiSource Inc.	3,217,142	77,951
		Vistra Corp.	3,955,939	67,647
		NRG Energy Inc.	1,003,093	40,956
		Avangrid Inc.	634,813	30,852
		Pinnacle West Capital Corp.	8	1
				2,849,994
Total Common Stocks (Cost $18,920,213)				26,560,822
		Coupon
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $277,866)	0.068%	2,778,713	277,871
Total Investments (100.6%) (Cost $19,198,079)				26,838,693
Other Assets and Liabilities—Net (-0.6%)				(147,870)
Net Assets (100%)				26,690,823
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $173,753,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $172,365,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	142	30,514	(985)
E-mini S&P Mid-Cap 400 Index	December 2021	159	41,868	(730)
				(1,715)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Consolidated Edison Inc.	8/31/22	BOANA	14,614	(0.567)	—	(98)
Consolidated Edison Inc.	8/31/22	BOANA	44,368	(0.566)	—	(823)
					—	(921)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	26,560,822	—	—	26,560,822
Temporary Cash Investments	277,871	—	—	277,871
Total	26,838,693	—	—	26,838,693

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,715	—	—	1,715
Swap Contracts	—	921	—	921
Total	1,715	921	—	2,636
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.